[CHAPMAN AND CUTLER LETTERHEAD]

February 27, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the following funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act: Innovator Buffer Step-Up Strategy ETF®; Innovator Power Buffer Step-Up Strategy ETF®; Innovator Hedged Nasdaq-100® ETF; Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July; Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly; Innovator Defined Wealth Shield ETF; Innovator Emerging Markets 10 Buffer ETF™ – Quarterly; Innovator International Developed 10 Buffer ETF™ – Quarterly; Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly; Innovator U.S. Equity 10 Buffer ETF™ – Quarterly; Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly; Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly; and Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly. Post-Effective Amendment No. 1798 was filed electronically with the Securities and Exchange Commission on February 27, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney